ACCOUNTS RECEIVABLE Schedule of movement in the allowance for doubtful accounts (Details) - Trade receivables - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Movement in the allowance for doubtful accounts
Balance, beginning of year	$ 2,975	$ 2,968
Current period provision for expected credit losses	418	490
Write-offs charged against allowance for credit losses	(792)	(285)
Recoveries of amounts previously written off	15	0
Foreign exchange	98	(3)
Assets held for sale	0	(195)
Balance, end of year	3,631	2,975
Cumulative Effect, Period of Adoption, Adjustment
Movement in the allowance for doubtful accounts
Balance, beginning of year	917
Balance, end of year		917
Cumulative Effect, Period of Adoption, Adjusted Balance
Movement in the allowance for doubtful accounts
Balance, beginning of year	$ 3,892
Balance, end of year		$ 3,892